Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WP Large Cap Income Plus Fund
Average Annual Return, Percent	9.32%	8.10%	6.81%
Institutional Class Shares | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average Index
Average Annual Return, Percent	8.03%	12.12%	12.83%